11. Repurchase Agreements	12 Months Ended
Dec. 31, 2013
Securities Sold under Agreements to Repurchase [Abstract]
Note 11. Repurchase Agreements

Securities sold under agreements to repurchase amounted to $29,644,615 and $34,149,608 as of December 31, 2013 and 2012, respectively. These agreements were collateralized by U.S. GSE securities and U.S. Treasury notes with a book value of $33,275,039 and $40,625,821 and a fair value of $33,235,708 and $40,886,059 at December 31, 2013 and 2012, respectively.

The average daily balance of these repurchase agreements was $28,537,504 and $26,383,409 during 2013 and 2012, respectively. The maximum borrowings outstanding on these agreements at any month-end reporting period of the Company were $34,539,586 and $34,149,608 during 2013 and 2012, respectively. These repurchase agreements mature daily and carried a weighted average interest rate of 0.39% during 2013 and 0.55% during 2012.